Cash and cash equivalents (Details) € in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Cash and cash equivalents.
Cash at banks		€ 907,939	€ 358,016	€ 288,052
Term deposits		953,677	733,537	713,446
Money market funds			199,243	149,711
Cash on hand				3
Total cash and cash equivalents	$ 656.9	€ 1,861,616	€ 1,290,796	€ 1,151,211	€ 973,241